Long-Term Debt - Payments Required Under Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Long-term debt by maturity:
2013	$ 0
2014	13,310
2015	0
2016	142,500
2017	0
2018 and thereafter	1,035,878
Total long-term debt	$ 1,191,688